Financial instruments and risk management - Movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	£ 416
At the end of the year	578	£ 416
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	167	174
Net losses included in the income statement	(7)	(6)
Net gains/(losses) included in exchange in other comprehensive income	21	(5)
Net (losses)/gains included in retained earnings	(2)	9
Acquisitions	0	0
Settlement of liabilities	6	9
At the end of the year	149	167
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	249	227
Net losses included in the income statement	(47)	(24)
Net gains/(losses) included in exchange in other comprehensive income	31	(5)
Net (losses)/gains included in retained earnings	0	0
Acquisitions	(253)	(42)
Settlement of liabilities	89	49
At the end of the year	429	249
Casamigos acquisition | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	173
At the end of the year	80	£ 173
Aviation Gin and Davos Brands | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the end of the year	£ 177